Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2012
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

NOTE 20 – PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed financial information of LaPorte Bancorp, Inc. at December 31, 2012 and 2011 and for the years ended December 31, 2012 and 2011 is as follows:

CONDENSED BALANCE SHEETS

December 31, 2012 and 2011

	2012	2011
ASSETS
Cash and cash equivalents	$2,656	$2,032
Interest-earning time deposits in other financial institutions	2,976	—
Securities available for sale	4,823	—
ESOP loan receivable	3,402	1,415
Investment in banking subsidiary	74,291	56,071
Investment in statutory trust	155	155
Accrued interest receivable and other assets	1,049	1,402

Total assets	$89,352	$61,075

LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debentures	$5,155	$5,155
Accrued interest payable and other liabilities	142	217
Shareholders’ equity	84,055	55,703

Total liabilities and shareholders’ equity	$89,352	$61,075

CONDENSED STATEMENTS OF INCOME

Years ended December 31, 2012 and 2011

	2012	2011

Dividends from banking subsidiary	$—	$2,265
Interest income	75	50
Interest expense	(282)	(281)
Other expense	(223)	(197)

Income (loss) before income tax and undistributed subsidiary income	(430)	1,837

Income tax benefit	(146)	(146)
Equity in undistributed income or net income of banking subsidiary	4,569	1,259

Net income	$4,285	$3,242

CONDENSED STATEMENTS OF CASH FLOWS

For the years ended December 31, 2012 and 2011

	2012	2011
Cash flows from operating activities
Net income	$4,285	$3,242
Adjustments to reconcile net income to net cash from operating activities:
Amortization of net premiums on securities available for sale	4	—
Equity in undistributed income or net income of banking subsidiary	(4,569)	(1,259)
Change in other assets	339	(385)
Change in other liabilities	(14)	11

Net cash from operating activities	45	1,609

Cash flows from investing activities
Net change in ESOP loan receivable	(1,987)	73
Net change in interest-earning time deposits at other financial institutions	(2,976)	—
Purchase of securities available for sale	(4,849)	—

Net cash from investing activities	(9,812)	73

Cash flows from financing activities
Capital contribution to the bank	(12,905)	—
Net proceeds from stock offering	26,344	—
Purchase of shares by ESOP pursuant to reorganization	(2,241)	—
Purchase of treasury stock	—	(134)
Dividends paid on common stock	(807)	(186)

Net cash from financing activities	10,391	(320)

Net change in cash and cash equivalents	624	1,362

Beginning cash and cash equivalents	2,032	670

Ending cash and cash equivalents	$2,656	$2,032